Operating profit (Tables)	12 Months Ended
Dec. 31, 2020
Operating Profit [Abstract]
Disclosure of Detailed Information About Operating Profit

Operating profit is stated after charging/(crediting) the following:

		2020	2019	2018
	Note	£m	£m	£m
Staff costs
Wages and salaries		2,173	2,116	1,959
Social security costs		232	230	215
Pensions	6	125	120	135
Share based remuneration		25	32	41
Total staff costs		2,555	2,498	2,350
Depreciation and amortisation
Amortisation of acquired intangible assets	15	376	294	287
Share of joint ventures’ amortisation of acquired intangible assets		—	1	1
Amortisation of internally developed intangible assets	15	319	249	225
Depreciation of property, plant and equipment	17	60	58	62
Depreciation of right-of-use assets		88	82	77
Total depreciation and amortisation		843	684	652
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,487	2,755	2,638
Short-term and low value lease expenses		21	20	18
Operating lease rentals income		(1)	(1)	(3)